Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule Of Segment Reporting Information, By Segment

	2011	2010	2009
	(In thousands)
Revenues and other income (a):
Manufacturing:
Idaho Timber	$159,026	$172,908	$142,709
Conwed Plastics	85,961	87,073	82,094
Gaming Entertainment	117,238	114,809	103,583
Domestic Real Estate	96,501	17,075	30,637
Medical Product Development	378	123	5,147
Other Operations (b)	69,038	67,119	51,764
Corporate (c)	906,480	744,337	98,815
Total consolidated revenues and other income	$1,434,622	$1,203,444	$514,749

Income (loss) from continuing operations before income taxes:
Manufacturing:
Idaho Timber	$(3,787)	$547	$(12,680)
Conwed Plastics	5,916	8,803	11,578
Gaming Entertainment	12,616	(2,159)	2,379
Domestic Real Estate	80,919	(54,935)	(71,298)
Medical Product Development	(42,696)	(25,443)	(23,818)
Other Operations (b)	(24,374)	(17,487)	(26,434)
Income (loss) related to Associated Companies	(612,362)	375,021	805,803
Corporate (c)	648,861	473,614	(167,619)
Total consolidated income from continuing
operations before income taxes	$65,093	$757,961	$517,911

Depreciation and amortization expenses:
Manufacturing (d):
Idaho Timber	$5,299	$6,131	$8,631
Conwed Plastics	6,509	9,068	8,476
Gaming Entertainment	16,785	16,657	16,532
Domestic Real Estate	3,461	6,163	8,408
Medical Product Development	845	870	836
Other Operations (d)	9,922	7,183	8,125
Corporate	23,296	20,979	18,441
Total consolidated depreciation and amortization expenses	$66,117	$67,051	$69,449

Identifiable assets employed:
Beef Processing	$1,786,855	$–	$–
Manufacturing:
Idaho Timber	71,859	84,436	94,211
Conwed Plastics	56,539	60,822	67,940
Gaming Entertainment	243,888	253,221	266,951
Domestic Real Estate	254,885	255,027	311,571
Medical Product Development	27,893	16,950	26,702
Other Operations	226,051	165,644	158,326
Investments in Associated Companies	1,991,795	2,274,163	2,764,885
Corporate	4,388,961	6,004,942	2,659,148
Assets of discontinued operations	214,463	235,093	412,630
Total consolidated assets	$9,263,189	$9,350,298	$6,762,364